JPMorgan Short Duration Bond Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.8%
Aerospace & Defense — 0.6%
Boeing Co. (The)
1.43%, 2/4/2024	20,280	19,673
4.88%, 5/1/2025	21,754	21,532
		41,205
Automobiles — 0.6%
General Motors Co. 6.13%, 10/1/2025	9,000	9,137
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,440	7,741
1.30%, 1/8/2026 (a)	5,075	4,551
3.00%, 2/10/2027 (a)	5,806	5,329
Mercedes-Benz Finance North America LLC (Germany) 2.70%, 6/14/2024 (a)	6,150	5,986
Volkswagen Group of America Finance LLC (Germany) 4.25%, 11/13/2023 (a)	7,520	7,463
		40,207
Banks — 18.7%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	8,910
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	14,465	14,128
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	24,200	24,093
Banco Santander SA (Spain)
2.71%, 6/27/2024	15,000	14,514
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	21,200	21,096
2.75%, 5/28/2025	4,400	4,114
5.15%, 8/18/2025	8,400	8,290
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	5,000	4,368
Bank of America Corp.
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	15,110	14,161
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (b)	11,710	11,171
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	12,938
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	35,240	34,975
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	20,545	20,473
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	11,690	11,640
Bank of Montreal (Canada) 5.30%, 6/5/2026	20,025	20,049
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	15,120	15,011
Bank of Nova Scotia (The) (Canada) 4.75%, 2/2/2026	21,890	21,745
Banque Federative du Credit Mutuel SA (France) 4.94%, 1/26/2026 (a)	19,910	19,760
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	14,600	14,147
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	12,500	12,232
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	17,100	15,871
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	9,670	8,626
(SOFR + 1.23%), 2.59%, 1/20/2028 (a) (b)	12,000	10,800
BPCE SA (France)
4.00%, 9/12/2023 (a)	18,985	18,864
5.70%, 10/22/2023 (a)	13,600	13,511

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
4.63%, 7/11/2024 (a)	10,774	10,543
5.15%, 7/21/2024 (a)	15,685	15,353
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	16,801	15,121
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (b)	10,480	10,467
Canadian Imperial Bank of Commerce (Canada)
5.14%, 4/28/2025	13,805	13,726
5.00%, 4/28/2028	17,230	17,047
Citigroup, Inc.
(SOFR + 0.69%), 0.78%, 10/30/2024 (b)	12,175	11,913
(3-MONTH CME TERM SOFR + 1.16%), 3.35%, 4/24/2025 (b)	45,000	43,981
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	8,525	8,172
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	23,415	23,583
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	12,271
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	9,463
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	12,030	12,057
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	29,887	28,925
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	11,173
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	18,460	17,206
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	13,424
Federation des Caisses Desjardins du Quebec (Canada)
2.05%, 2/10/2025 (a)	4,430	4,175
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	25,970	25,621
HSBC Holdings plc (United Kingdom)
(SOFR + 0.53%), 0.73%, 8/17/2024 (b)	25,530	25,219
(SOFR + 0.58%), 1.16%, 11/22/2024 (b)	14,555	14,198
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	7,325	6,959
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	10,650	10,114
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	15,272	14,095
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	11,950	11,103
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	10,848	9,627
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	5,645	5,688
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (b)	5,850	5,708
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	21,380	20,898
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	13,210	13,312
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	8,340	8,210
2.19%, 2/25/2025	13,695	12,928
1.41%, 7/17/2025	5,310	4,867
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	27,160	25,634
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	8,005	7,935
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.42%, 2/22/2029 (b)	7,000	7,013
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a) (c)	41,100	40,547

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc. (Japan)
(SOFR + 1.25%), 1.24%, 7/10/2024 (b)	21,195	21,087
(SOFR + 0.87%), 0.85%, 9/8/2024 (b)	6,315	6,223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	15,940
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	13,000	12,814
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	8,600	8,926
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	10,900	10,930
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	12,455	11,765
Nordea Bank Abp (Finland) 4.75%, 9/22/2025 (a)	19,165	18,915
Royal Bank of Canada (Canada) 4.95%, 4/25/2025	15,845	15,747
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	15,360	14,665
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,064
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	10,560	10,679
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	12,800	13,002
Societe Generale SA (France)
5.00%, 1/17/2024 (a)	14,000	13,775
3.88%, 3/28/2024 (a)	9,650	9,451
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	13,440	12,475
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	31,760	31,825
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	2,059	1,798
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	24,444	23,629
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 5/21/2025 (a) (b)	8,000	7,808
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a) (c)	17,250	16,994
1.47%, 7/8/2025	20,905	19,241
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.65%, 3/9/2026 (a)	7,590	7,676
UniCredit SpA (Italy)
7.83%, 12/4/2023 (a)	10,000	10,013
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	2,120	1,916
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.09%), 2.41%, 10/30/2025 (b)	600	573
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	4,065	3,824
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	19,975	19,634
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	14,645	13,726
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	14,025	13,803
Westpac New Zealand Ltd. (New Zealand) 4.90%, 2/15/2028 (a)	8,935	8,854
		1,306,535
Beverages — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	13,160	13,163
Biotechnology — 0.3%
AbbVie, Inc. 2.60%, 11/21/2024	5,500	5,296
Amgen, Inc. 5.15%, 3/2/2028	15,020	15,144
		20,440

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — 0.0% ^
Nordstrom, Inc. 2.30%, 4/8/2024	2,350	2,245
Capital Markets — 5.2%
Credit Suisse AG (Switzerland)
5.00%, 7/9/2027	6,725	6,476
7.50%, 2/15/2028	1,030	1,091
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	5,550	5,539
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	10,585	10,446
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	30,000	28,235
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	18,255	17,903
(SOFR + 1.13%), 1.45%, 4/1/2025 (b)	5,000	4,710
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	13,700	12,153
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	11,165	9,606
Goldman Sachs Group, Inc. (The)
(SOFR + 0.49%), 0.92%, 10/21/2024 (b)	31,140	30,509
(SOFR + 0.73%), 1.76%, 1/24/2025 (b)	39,500	38,383
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	13,850	12,379
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	8,685	8,515
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	17,590	17,708
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	15,754	14,100
Morgan Stanley
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	46,955	45,435
(SOFR + 1.67%), 4.68%, 7/17/2026 (b)	3,205	3,169
(SOFR + 0.72%), 0.98%, 12/10/2026 (b)	18,126	16,198
(SOFR + 1.30%), 5.05%, 1/28/2027 (b)	20,930	20,860
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	10,610	10,557
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	7,926
1.65%, 7/14/2026	20,765	18,326
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (b)	8,160	8,081
4.13%, 9/24/2025 (a)	2,553	2,452
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	16,640	16,498
		367,255
Chemicals — 0.1%
International Flavors & Fragrances, Inc. 1.23%, 10/1/2025 (a)	4,910	4,379
Construction & Engineering — 0.2%
Quanta Services, Inc. 0.95%, 10/1/2024	16,200	15,165
Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	22,295	20,931
6.50%, 7/15/2025	12,660	12,753
4.45%, 10/1/2025	4,295	4,131

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
American Express Co.
4.90%, 2/13/2026	13,410	13,398
(SOFR + 1.00%), 4.99%, 5/1/2026 (b)	11,195	11,168
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	7,100	6,990
3.95%, 7/1/2024 (a)	8,000	7,738
5.50%, 1/15/2026 (a)	16,775	16,147
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (b)	35,640	34,556
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	10,450	10,149
		137,961
Electric Utilities — 0.8%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,122
American Electric Power Co., Inc. 2.03%, 3/15/2024	9,670	9,357
Entergy Corp. 0.90%, 9/15/2025	2,915	2,632
NextEra Energy Capital Holdings, Inc. 4.90%, 2/28/2028	16,675	16,604
Southern California Edison Co. 5.30%, 3/1/2028	14,885	15,155
Vistra Operations Co. LLC 3.55%, 7/15/2024 (a)	12,000	11,615
		59,485
Entertainment — 0.2%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	15,000	14,057
Financial Services — 0.5%
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	21,754	20,886
Global Payments, Inc. 4.95%, 8/15/2027	12,305	12,107
Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023 (a)	1,000	994
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	5,000	4,528
		38,515
Food Products — 0.0% ^
McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	994
Ground Transportation — 0.6%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	8,586
Triton Container International Ltd. (Bermuda)
0.80%, 8/1/2023 (a)	25,515	25,244
1.15%, 6/7/2024 (a)	3,135	2,955
2.05%, 4/15/2026 (a)	6,560	5,762
		42,547
Health Care Providers & Services — 0.3%
Cigna Group (The) 3.75%, 7/15/2023	720	718
McKesson Corp. 5.25%, 2/15/2026	17,250	17,217
		17,935
Independent Power and Renewable Electricity Producers — 0.7%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	32,710	31,958

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Constellation Energy Generation LLC
3.25%, 6/1/2025	4,675	4,471
5.60%, 3/1/2028	10,415	10,639
		47,068
Insurance — 1.6%
Athene Global Funding
1.20%, 10/13/2023 (a)	14,000	13,713
0.95%, 1/8/2024 (a)	7,650	7,377
2.75%, 6/25/2024 (a)	2,970	2,832
0.91%, 8/19/2024 (a)	29,420	27,463
2.50%, 1/14/2025 (a)	3,165	2,982
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	11,967
F&G Global Funding 1.75%, 6/30/2026 (a)	11,240	10,022
Jackson National Life Global Funding 3.25%, 1/30/2024 (a)	14,750	14,451
Pricoa Global Funding I 3.45%, 9/1/2023 (a)	466	464
Protective Life Global Funding
1.08%, 6/9/2023 (a)	2,735	2,732
5.21%, 4/14/2026 (a)	17,325	17,230
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,388	1,379
		112,612
Multi-Utilities — 0.5%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 5.40%, 9/15/2023 (b)	21,235	21,228
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,033
WEC Energy Group, Inc. 5.00%, 9/27/2025	5,625	5,622
		33,883
Oil, Gas & Consumable Fuels — 0.3%
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	9,850	9,734
2.60%, 10/15/2025 (a)	12,825	11,824
		21,558
Pharmaceuticals — 0.2%
Royalty Pharma plc 0.75%, 9/2/2023	7,384	7,288
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	3,437	3,406
		10,694
Semiconductors & Semiconductor Equipment — 0.4%
Microchip Technology, Inc.
0.97%, 2/15/2024	21,060	20,336
4.25%, 9/1/2025	7,850	7,651
		27,987
Software — 0.2%
VMware, Inc. 1.00%, 8/15/2024	11,550	10,907
Specialized REITs — 0.0% ^
American Tower Corp. 3.00%, 6/15/2023	3,140	3,137

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	11,060	10,342
Trading Companies & Distributors — 0.3%
Air Lease Corp.
4.25%, 9/15/2024	2,500	2,444
1.88%, 8/15/2026	19,605	17,320
		19,764
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	16,083
Total Corporate Bonds (Cost $2,529,228)		2,436,123
Asset-Backed Securities — 23.8%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	1,032	1,028
ACC Trust
Series 2022-1, Class A, 1.19%, 9/20/2024 (a)	290	288
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	4,627	4,567
Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	5,503	5,402
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,286	1,165
ACHV ABS TRUST Series 2023-1PL, Class B, 6.80%, 3/18/2030 (a)	11,750	11,688
ACM Auto Trust
Series 2022-1A, Class B, 4.47%, 4/20/2029 (a)	2,067	2,064
Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	6,417	6,390
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 5.94%, 12/18/2037 (a) (d)	2,115	2,028
Affirm Asset Securitization Trust Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	11,645	11,613
American Credit Acceptance Receivables Trust
Series 2019-2, Class D, 3.41%, 6/12/2025 (a)	669	669
Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	752	750
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	9,150	9,095
Series 2020-2, Class D, 5.65%, 5/13/2026 (a)	4,000	3,986
Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	2,131	2,120
Series 2020-4, Class C, 1.31%, 12/14/2026 (a)	2,479	2,444
Series 2020-4, Class D, 1.77%, 12/14/2026 (a)	4,790	4,627
Series 2021-1, Class C, 0.83%, 3/15/2027 (a)	1,296	1,281
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	8,750	8,401
Series 2023-2, Class B, 5.61%, 6/14/2027 (a)	3,800	3,780
Series 2021-2, Class C, 0.97%, 7/13/2027 (a)	5,412	5,337
Series 2021-4, Class C, 1.32%, 2/14/2028 (a)	29,488	28,826
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,299	4,226
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	9,750	9,991
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	2,500	2,477
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	3,625	3,615
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,179
Series 2020-SFR3, Class B, 1.81%, 9/17/2037 (a)	9,780	8,929
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	4,130	3,749
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	12,400	11,227
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (a)	8,000	7,232

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (a)	14,289	12,552
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	1,422	1,252
Amur Equipment Finance Receivables IX LLC Series 2021-1A, Class A2, 0.75%, 11/20/2026 (a)	4,975	4,839
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	1,744	1,639
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	2,128	1,895
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	1,194	1,109
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 6.46%, 11/15/2036 (a) (d)	3,425	3,346
AREIT Trust Series 2021-CRE5, Class C, 7.36%, 11/17/2038 ‡ (a) (d)	8,292	7,772
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	4,500	3,962
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 4.07%, 6/25/2043 (d)	119	108
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	6,111	5,829
Bridge Trust Series 2022-SFR1, Class B, 4.15%, 11/17/2037 (a)	10,575	9,900
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	852	840
BRSP Ltd. Series 2021-FL1, Class A, 6.34%, 8/19/2038 (a) (d)	6,000	5,816
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class B, 7.16%, 12/15/2038 (a) (d)	7,025	6,842
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	2,082	1,969
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	16,506	15,185
BXMT Ltd. Series 2021-FL4, Class A, 6.16%, 5/15/2038 (a) (d)	6,000	5,714
Canadian Pacer Auto Receivables Trust (Canada) Series 2020-1A, Class A4, 1.89%, 3/19/2025 (a)	6,067	5,975
CarNow Auto Receivables Trust
Series 2021-2A, Class B, 1.30%, 1/15/2026 (a)	5,611	5,554
Series 2023-1A, Class B, 6.95%, 3/16/2026 (a)	7,399	7,363
Carvana Auto Receivables Trust
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	8,030	7,924
Series 2023-N1, Class B, 5.85%, 11/10/2027 (a)	13,950	13,871
Series 2021-N4, Class B, 1.24%, 9/11/2028	1,823	1,684
Series 2021-N4, Class C, 1.72%, 9/11/2028	4,714	4,520
CIFC Funding Ltd. (Cayman Islands) Series 2017-1A, Class AR, 6.27%, 4/23/2029 (a) (d)	2,959	2,929
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	4,480	4,272
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	3,127	2,842
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	2,344	2,121
CPS Auto Receivables Trust
Series 2021-C, Class B, 0.84%, 7/15/2025 (a)	1,755	1,751
Series 2019-D, Class D, 2.72%, 9/15/2025 (a)	3,485	3,468
Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	285	284
Series 2020-B, Class D, 4.75%, 4/15/2026 (a)	3,319	3,305
Series 2021-A, Class C, 0.83%, 9/15/2026 (a)	2,032	2,019
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	16,343	16,048
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	7,138	6,975
Series 2021-D, Class C, 1.59%, 12/15/2027 (a)	13,514	12,916
Series 2022-A, Class C, 2.17%, 4/16/2029 (a)	9,722	9,180
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,250	2,235
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	8,120	8,012
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	5,055

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	177	176
Series 2020-2A, Class B, 1.93%, 9/17/2029 (a)	9,300	9,225
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	1,099	1,087
Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	7,371	7,153
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	17,194	16,820
Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	2,330	2,235
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,317
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	11,538	11,002
Series 2021-4, Class B, 1.74%, 12/16/2030 (a)	2,596	2,414
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	2,250	2,269
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	6,000	5,998
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	6,000	6,132
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	6,000	5,998
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,118
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (a)	1,289	1,269
Crossroads Asset Trust Series 2022-A, Class A, 6.35%, 4/21/2031 (a)	8,363	8,313
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.04%, 10/25/2034 (d)	98	94
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	5,258	5,042
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	2,081	1,979
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	1,885	1,733
Series 2021-1A, Class B, 2.05%, 11/21/2033 (a)	434	396
Drive Auto Receivables Trust
Series 2019-4, Class D, 2.70%, 2/16/2027	4,306	4,251
Series 2020-1, Class D, 2.70%, 5/17/2027	10,745	10,544
Series 2021-2, Class C, 0.87%, 10/15/2027	2,875	2,791
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 6.21%, 7/18/2030 (a) (d)	698	690
DT Auto Owner Trust
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	1,653	1,648
Series 2019-3A, Class D, 2.96%, 4/15/2025 (a)	4,339	4,299
Series 2021-3A, Class B, 0.58%, 11/17/2025 (a)	14,085	13,884
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	9,477	9,268
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	5,257	5,209
Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	1,100	1,074
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	9,108	8,842
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	3,250	3,041
Series 2021-2A, Class B, 0.81%, 1/15/2027 (a)	584	579
Series 2021-2A, Class C, 1.10%, 2/16/2027 (a)	4,433	4,273
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	12,495	11,873
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	9,655	8,764
Series 2021-4A, Class C, 1.50%, 9/15/2027 (a)	6,549	6,154
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	7,478	7,700
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,993	1,987
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	724	648
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	991	886

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	533	532
Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	5,505	5,464
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	48	48
Series 2020-3A, Class C, 1.32%, 7/15/2025	473	471
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	7,102	6,978
Series 2021-1A, Class C, 0.74%, 1/15/2026	3,226	3,182
Series 2019-1A, Class E, 5.20%, 1/15/2026 (a)	8,125	8,102
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	5,075	5,031
Series 2021-2A, Class C, 0.98%, 6/15/2026	3,567	3,482
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	9,000	8,833
Series 2021-3A, Class C, 0.96%, 10/15/2026	30,673	29,470
Series 2022-2A, Class B, 3.65%, 10/15/2026	1,850	1,817
Series 2021-4A, Class C, 1.46%, 10/15/2027	10,117	9,665
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,964	7,272
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 ‡ (a)	2,262	2,161
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	9,108	8,672
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	4,016	3,856
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	11,666	11,621
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (e)	1	1
First Investors Auto Owner Trust
Series 2020-1A, Class C, 2.55%, 2/17/2026 (a)	357	356
Series 2021-1A, Class B, 0.89%, 3/15/2027 (a)	2,500	2,444
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,940	5,424
Series 2020-SFR1, Class C, 1.94%, 8/17/2037 (a)	2,307	2,090
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,832	6,184
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,494
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	11,221
Flagship Credit Auto Trust
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	2,541	2,520
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	41	41
Series 2019-3, Class C, 2.74%, 10/15/2025 (a)	2,640	2,629
Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	6,224	6,174
Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	873	862
Series 2020-2, Class D, 5.75%, 4/15/2026 (a)	5,000	4,967
Series 2020-3, Class C, 1.73%, 9/15/2026 (a)	8,335	8,021
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	4,665	4,361
Series 2021-1, Class B, 0.68%, 2/16/2027 (a)	5,683	5,598
Series 2020-4, Class C, 1.28%, 2/16/2027 (a)	1,090	1,046
Series 2021-1, Class C, 0.91%, 3/15/2027 (a)	10,600	10,024
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	16,250	14,935
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	6,666	6,586
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	2,635	2,532
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	11,058	9,802
FREED ABS Trust Series 2022-3FP, Class A, 4.50%, 8/20/2029 (a)	256	256

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FRTKL Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,339
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 6.22%, 7/24/2030 (a) (d)	5,789	5,719
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class C, 3.87%, 12/16/2024 (a)	136	136
Series 2019-2A, Class C, 3.54%, 2/18/2025 (a)	1,796	1,788
Series 2020-3A, Class C, 1.92%, 5/15/2025 (a)	2,962	2,948
Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	5,451	5,405
Series 2020-2A, Class B, 3.16%, 6/16/2025 (a)	1,216	1,212
Series 2020-4A, Class C, 1.14%, 11/17/2025 (a)	2,614	2,575
Series 2020-2A, Class C, 4.57%, 4/15/2026 (a)	5,250	5,182
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	8,127	7,683
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	9,250	8,816
GM Financial Automobile Leasing Trust Series 2021-1, Class B, 0.54%, 2/20/2025	2,058	2,045
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	13,307	12,244
Hilton Grand Vacations Trust Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	279	261
Home Partners of America Trust Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,372	1,213
LCM LP (Cayman Islands) Series 14A, Class AR, 6.29%, 7/20/2031 (a) (d)	15,255	14,989
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	12,844	12,283
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	8,870	8,808
Lendmark Funding Trust Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,197
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	3,917	3,801
Series 2022-2A, Class A, 6.63%, 5/15/2030 (a)	1,860	1,857
LMREC LLC Series 2021-CRE4, Class A, 6.18%, 4/22/2037 (a) (d)	3,964	3,889
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	15,216	15,276
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 6.34%, 7/25/2031 (a) (d)	1,000	992
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	1,918	1,900
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	4,900	4,711
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	14,119
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,481	15,464
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (a)	26,014	25,883
Series 2022-A, Class A, 6.92%, 9/15/2027 (a)	3,616	3,576
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 7.39%, 3/25/2033 (d)	135	128
MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	1,386	1,269
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.18%, 10/15/2029 (a) (d)	12,855	12,719
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,567
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (a)	15,556	15,345
NMEF Funding LLC
Series 2021-A, Class A2, 0.81%, 12/15/2027 (a)	1,294	1,286
Series 2021-A, Class B, 1.85%, 12/15/2027 (a)	5,406	5,253
Series 2022-A, Class B, 3.35%, 10/16/2028 (a)	2,750	2,581
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	1,194	1,077
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	12,621	11,335
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	6,572	5,958
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 6.22%, 4/16/2031 (a) (d)	3,000	2,964

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (a)	558	555
Series 2020-1A, Class B, 1.98%, 6/20/2025 (a)	734	718
Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	5,208	5,003
Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	2,277	2,183
Series 2023-1A, Class A, 5.87%, 5/21/2029 (a)	7,824	7,795
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	4,115	4,035
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	7,097	6,765
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	1,715	1,708
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	4,140	3,949
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	3,361	3,321
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	7,139	7,149
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-1A, Class A1, 6.04%, 4/15/2030 (a) (d)	10,665	10,537
Pawnee Equipment Receivables LLC Series 2020-1, Class C, 2.24%, 2/17/2026 (a)	3,000	2,905
Pawneee Equipment Receivables LLC
Series 2021-1, Class A2, 1.10%, 7/15/2027 (a)	2,285	2,203
Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	5,934	5,527
Series 2022-1, Class A3, 5.17%, 2/15/2028 (a)	6,691	6,646
PFP Ltd. (Cayman Islands) Series 2021-7, Class A, 5.96%, 4/14/2038 (a) (d)	1,714	1,684
Post Road Equipment Finance Series 2021-1A, Class A2, 0.74%, 12/15/2026 (a)	1,288	1,279
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (e)	11,746	10,832
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (e)	9,617	8,968
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	11,008	10,185
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (e)	5,886	5,582
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (e)	7,985	7,470
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	667	590
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	1,800	1,560
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,279	6,431
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	15,369
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	3,964
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,210	5,952
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	14,957	13,816
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	7,592	7,274
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	2,191	2,177
Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	1,500	1,386
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 9/15/2026	5,657	5,539
Series 2021-1, Class D, 1.13%, 11/16/2026	6,000	5,715
Series 2020-3, Class D, 1.64%, 11/16/2026	1,725	1,676
Series 2020-4, Class D, 1.48%, 1/15/2027	14,510	13,952
Series 2021-2, Class D, 1.35%, 7/15/2027	3,500	3,302

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-3, Class C, 0.95%, 9/15/2027	19,038	18,617
Series 2021-3, Class D, 1.33%, 9/15/2027	2,700	2,520
Santander Retail Auto Lease Trust Series 2021-B, Class A3, 0.51%, 8/20/2024 (a)	3,330	3,272
SCF Equipment Leasing LLC Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	2,000	2,022
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 9/20/2035 (a)	297	294
Series 2019-3A, Class A, 2.34%, 8/20/2036 (a)	436	412
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	245	227
Series 2020-2A, Class B, 2.32%, 7/20/2037 (a)	958	898
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	1,394	1,295
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	857	791
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	762	700
Series 2022-3A, Class B, 6.32%, 7/20/2039 ‡ (a)	2,082	2,101
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	1,033	1,011
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	1,032	1,012
Skopos Auto Receivables Trust Series 2019-1A, Class D, 5.24%, 4/15/2025 (a)	2,583	2,579
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	7,279	6,690
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.05%, 12/29/2029 (a) (d)	11,438	11,288
Symphony CLO Ltd. (Cayman Islands) Series 2018-19A, Class A, 6.22%, 4/16/2031 (a) (d)	2,824	2,783
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 6.26%, 10/13/2032 (a) (d)	6,000	5,904
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	678	672
Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	9,511	9,415
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	5,886	5,933
Tricon Residential Trust Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,797	1,615
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	1,085	1,031
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	2,841	2,695
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	1,801	1,702
Series 2021-ST9, Class A, 1.70%, 11/20/2029 ‡ (a)	3,972	3,814
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	9,868	9,416
Upstart Securitization Trust
Series 2021-2, Class A, 0.91%, 6/20/2031 (a)	459	456
Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	2,391	2,361
Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	4,652	4,551
Series 2021-5, Class A, 1.31%, 11/20/2031 (a)	8,415	8,205
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	3,025	2,829
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	6,634	6,547
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	3,437	3,412
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	10,097	10,063
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (a) (e)	1,188	1,133
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (e)	2,380	2,255
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	3,390	3,157
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (e)	8,000	7,396
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	2,772	2,734
Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	904	898

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	7,740	7,742
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	5,000	4,968
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (e)	4,550	4,184
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (e)	14,102	12,964
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (e)	12,761	10,928
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (e)	6,416	5,834
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (e)	14,138	12,876
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (e)	14,100	13,071
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (e)	7,256	6,636
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (e)	11,023	10,348
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	11,988	11,313
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	9,029	8,304
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	703	685
Westlake Automobile Receivables Trust
Series 2019-3A, Class D, 2.72%, 11/15/2024 (a)	3,344	3,336
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	9,030	8,979
Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	14,795	14,637
Series 2020-2A, Class C, 2.01%, 7/15/2025 (a)	489	487
Series 2020-3A, Class C, 1.24%, 11/17/2025 (a)	3,857	3,799
Series 2020-2A, Class D, 2.76%, 1/15/2026 (a)	19,100	18,727
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	5,500	5,267
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	22,136	20,954
Series 2021-3A, Class C, 1.58%, 1/15/2027 (a)	22,380	21,158
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	9,550	8,831
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,514
Total Asset-Backed Securities (Cost $1,738,433)		1,667,189
U.S. Treasury Obligations — 18.4%
U.S. Treasury Notes
0.50%, 11/30/2023	8,360	8,161
0.13%, 12/15/2023	115	112
4.25%, 9/30/2024	2,445	2,424
4.25%, 12/31/2024	3,410	3,385
3.88%, 3/31/2025	1,418	1,401
3.00%, 7/15/2025	295,007	286,918
3.13%, 8/15/2025	133,860	130,524
3.50%, 9/15/2025	277,004	272,373
4.25%, 10/15/2025	142,594	142,572
4.50%, 11/15/2025	14,185	14,276
4.00%, 12/15/2025	11,860	11,812
3.88%, 1/15/2026	9,835	9,766
4.00%, 2/15/2026	983	980
4.63%, 3/15/2026	2,240	2,272
3.75%, 4/15/2026	172,275	170,768
3.63%, 5/15/2026	229,980	227,303
0.75%, 8/31/2026	6,000	5,410
Total U.S. Treasury Obligations (Cost $1,304,852)		1,290,457

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 10.0%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	5
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (d)	1,347	1,236
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (e)	10,313	10,206
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.57%, 10/25/2033 (d)	14	13
Cascade Funding Mortgage Trust Series 2021-HB6, Class A, 0.90%, 6/25/2036 ‡ (a) (d)	11,209	10,576
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (a) (d)	4,116	3,967
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (d)	2,000	1,843
Series 2021-HB7, Class A, 1.15%, 10/27/2031 ‡ (a) (d)	5,829	5,454
Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (d)	6,640	6,127
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 4.29%, 8/25/2034 (d)	116	105
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A1, 7.00%, 9/25/2033	2	2
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 5.72%, 10/25/2041 (a) (d)	296	295
Series 2022-R02, Class 2M2, 7.97%, 1/25/2042 (a) (d)	1,775	1,749
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019 ‡	67	58
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (d)	285	39
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (d)	9,363	8,707
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	1	1
Series 56, Class Z, 7.50%, 9/20/2026	9	9
FHLMC STACR REMIC Trust Series 2020-DNA1, Class M2, 6.84%, 1/25/2050 (a) (d)	859	854
FHLMC, REMIC
Series 3784, Class S, IF, IO, 1.49%, 7/15/2023 (d)	1	—
Series 3784, Class F, 5.51%, 7/15/2023 (d)	1	1
Series 3229, Class AF, 5.36%, 8/15/2023 (d)	5	5
Series 1560, Class Z, 7.00%, 8/15/2023	1	1
Series 2682, Class JG, 4.50%, 10/15/2023	35	34
Series 2686, Class GC, 5.00%, 10/15/2023	39	39
Series 2790, Class TN, 4.00%, 5/15/2024	13	13
Series 1754, Class Z, 8.50%, 9/15/2024	3	3
Series 1779, Class Z, 8.50%, 4/15/2025	12	12
Series 4303, Class VA, 3.50%, 5/15/2025	209	204
Series 3005, Class ED, 5.00%, 7/15/2025	179	177
Series 3826, Class BK, 3.00%, 3/15/2026	191	185
Series 3864, Class PG, 3.50%, 5/15/2026	31	30
Series 3887, Class GM, 4.00%, 7/15/2026 (e)	43	42
Series 3903, Class GB, 4.00%, 8/15/2026	136	133
Series 3909, Class HG, 4.00%, 8/15/2026 (e)	103	101
Series 1888, Class Z, 7.00%, 8/15/2026	18	19
Series 3936, Class AB, 3.00%, 10/15/2026	239	230
Series 3946, Class BU, 3.00%, 10/15/2026	83	80
Series 3996, Class BA, 1.50%, 2/15/2027	74	70
Series 4015, Class GL, 2.25%, 3/15/2027	69	66
Series 4020, Class N, 3.00%, 3/15/2027	40	38
Series 4054, Class AE, 1.50%, 4/15/2027	143	136
Series 4029, Class LY, 3.00%, 4/15/2027	1,000	948

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4039, Class AB, 1.50%, 5/15/2027	139	131
Series 4039, Class PB, 1.50%, 5/15/2027	423	397
Series 4043, Class PB, 1.50%, 5/15/2027	314	295
Series 4097, Class HJ, 1.50%, 8/15/2027	487	458
Series 4089, Class AI, IO, 3.00%, 8/15/2027	2,043	78
Series 4103, Class HA, 2.50%, 9/15/2027	150	144
Series 4361, Class CA, 2.50%, 9/15/2027	341	326
Series 4257, Class A, 2.50%, 10/15/2027	33	33
Series 4131, Class BC, 1.25%, 11/15/2027	92	86
Series 4129, Class AP, 1.50%, 11/15/2027	522	489
Series 4141, Class BI, IO, 2.50%, 12/15/2027	2,268	86
Series 4304, Class DW, 2.50%, 12/15/2027	1,000	944
Series 4207, Class JD, 1.50%, 5/15/2028	131	123
Series 4217, Class UD, 1.75%, 6/15/2028	220	207
Series 2090, Class F, 5.31%, 10/15/2028 (d)	43	43
Series 3523, Class MX, 4.50%, 4/15/2029	67	66
Series 4338, Class GE, 2.50%, 5/15/2029	50	48
Series 2995, Class FT, 5.36%, 5/15/2029 (d)	89	88
Series 3721, Class DG, 2.75%, 9/15/2030	160	150
Series 3775, Class DB, 4.00%, 12/15/2030	280	274
Series 3779, Class LB, 4.00%, 12/15/2030	306	299
Series 2303, Class FY, 5.41%, 4/15/2031 (d)	105	105
Series 2326, Class ZQ, 6.50%, 6/15/2031	97	100
Series 2362, Class F, 5.51%, 9/15/2031 (d)	59	59
Series 2500, Class FD, 5.61%, 3/15/2032 (d)	126	126
Series 4318, Class KB, 2.50%, 4/15/2032	1	1
Series 4170, Class QE, 2.00%, 5/15/2032	83	79
Series 4094, Class BF, 5.51%, 8/15/2032 (d)	329	328
Series 2492, Class GH, 6.00%, 8/15/2032	174	180
Series 4120, Class KA, 1.75%, 10/15/2032	512	474
Series 4142, Class PG, 2.00%, 12/15/2032	61	58
Series 2711, Class FC, 6.01%, 2/15/2033 (d)	736	746
Series 2602, Class FH, 5.42%, 4/15/2033 (d)	158	157
Series 4206, Class DZ, 3.00%, 5/15/2033	504	458
Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,041
Series 2617, Class Z, 5.50%, 5/15/2033	3,176	3,217
Series 2662, Class MT, 4.50%, 8/15/2033	51	50
Series 4620, IO, 5.00%, 9/15/2033	272	41
Series 4255, Class LZ, 3.00%, 10/15/2033	9,809	9,200
Series 2686, Class KZ, 4.50%, 10/15/2033	655	633
Series 3005, Class PV, IF, 4.70%, 10/15/2033 (d)	2	2
Series 2693, Class Z, 5.50%, 10/15/2033	134	136
Series 2727, Class PM, 4.50%, 1/15/2034	746	736
Series 2736, Class PE, 5.00%, 1/15/2034	3,003	3,011
Series 2806, Class FA, 6.11%, 2/15/2034 (d)	235	227
Series 2989, Class MU, IF, IO, 1.89%, 7/15/2034 (d)	1,012	46
Series 3204, Class ZM, 5.00%, 8/15/2034	461	459
Series 2963, Class ZG, 5.00%, 11/15/2034	402	401

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2898, Class PG, 5.00%, 12/15/2034	612	614
Series 3003, Class LD, 5.00%, 12/15/2034	99	99
Series 2901, Class S, IF, 5.05%, 12/15/2034 (d)	322	317
Series 2933, Class EM, 5.50%, 1/15/2035	55	55
Series 4265, Class FD, 5.51%, 1/15/2035 (d)	247	243
Series 2929, Class PG, 5.00%, 2/15/2035	71	72
Series 2941, Class Z, 4.50%, 3/15/2035	1,134	1,107
Series 2953, Class PG, 5.50%, 3/15/2035	247	253
Series 2976, Class HZ, 4.50%, 5/15/2035	227	219
Series 3002, Class BN, 5.00%, 7/15/2035	211	212
Series 3013, Class HZ, 5.00%, 8/15/2035	706	702
Series 3036, Class NE, 5.00%, 9/15/2035	83	83
Series 3101, Class UZ, 6.00%, 1/15/2036	164	172
Series 3174, Class LF, 5.46%, 5/15/2036 (d)	146	144
Series 3662, Class ZB, 5.50%, 8/15/2036	134	139
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,160
Series 3704, Class DC, 4.00%, 11/15/2036	141	139
Series 3688, Class NB, 4.50%, 11/15/2036	541	530
Series 3855, Class AM, 6.50%, 11/15/2036	1,530	1,573
Series 3704, Class CZ, 4.00%, 12/15/2036	1,321	1,279
Series 3249, Class CL, 4.25%, 12/15/2036	1,011	988
Series 3258, Class PM, 5.50%, 12/15/2036	328	333
Series 3305, Class IW, IF, IO, 1.34%, 4/15/2037 (d)	259	7
Series 3318, Class HF, 5.37%, 5/15/2037 (d)	113	110
Series 3326, Class FG, 5.46%, 6/15/2037 (d)	458	447
Series 3724, Class CM, 5.50%, 6/15/2037	275	282
Series 3351, Class ZC, 5.50%, 7/15/2037	1,087	1,088
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (e)	2,494	105
Series 3429, Class S, IF, IO, 1.71%, 3/15/2038 (d)	461	46
Series 3447, Class DB, 5.00%, 5/15/2038	1,502	1,504
Series 3459, Class MB, 5.00%, 6/15/2038	91	92
Series 3575, Class ZA, 5.00%, 6/15/2038	3,545	3,565
Series 3546, Class A, 3.70%, 2/15/2039 (d)	405	410
Series 3540, Class A, 5.00%, 5/15/2039	203	200
Series 4346, Class A, 3.50%, 7/15/2039	58	56
Series 3597, Class HM, 4.50%, 8/15/2039	120	119
Series 3569, Class NY, 5.00%, 8/15/2039	483	486
Series 3572, Class JS, IF, IO, 1.69%, 9/15/2039 (d)	294	18
Series 4212, Class LA, 3.00%, 10/15/2039	288	282
Series 3585, Class KW, 4.50%, 10/15/2039	1,456	1,427
Series 3609, Class SA, IF, IO, 1.23%, 12/15/2039 (d)	1,712	86
Series 3632, Class PK, 5.00%, 2/15/2040	281	279
Series 3656, Class PM, 5.00%, 4/15/2040	2,228	2,245
Series 3786, Class NA, 4.50%, 7/15/2040	70	69
Series 3726, Class PA, 3.00%, 8/15/2040	145	140
Series 3706, Class P, 4.00%, 8/15/2040	3,199	2,973
Series 4655, Class DJ, 3.00%, 10/15/2040	2,105	1,938
Series 4088, Class LE, 4.00%, 10/15/2040	116	115

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4318, Class KZ, 4.00%, 12/15/2040	2,450	2,351
Series 3769, Class ZC, 4.50%, 12/15/2040	1,116	1,105
Series 3803, Class FY, 5.51%, 1/15/2041 (d)	45	45
Series 3822, Class ZG, 4.00%, 2/15/2041	6,534	6,258
Series 4080, Class DA, 2.00%, 3/15/2041	208	194
Series 3862, Class GA, 4.00%, 4/15/2041	199	192
Series 3844, Class FA, 5.56%, 4/15/2041 (d)	217	213
Series 4074, Class PA, 3.00%, 5/15/2041	395	381
Series 3859, Class JB, 5.00%, 5/15/2041	307	308
Series 4150, Class JE, 2.00%, 6/15/2041	763	709
Series 3884, Class BL, 4.50%, 6/15/2041	4,779	4,736
Series 3939, Class BZ, 4.50%, 6/15/2041	2,246	2,207
Series 4150, Class FN, 5.41%, 7/15/2041 (d)	360	355
Series 4152, Class LE, 1.75%, 8/15/2041	2,836	2,580
Series 3904, Class HC, 4.00%, 8/15/2041	709	675
Series 3906, Class B, 4.00%, 8/15/2041	3,085	2,870
Series 4150, Class FY, 5.41%, 8/15/2041 (d)	337	332
Series 3952, Class BQ, 2.00%, 10/15/2041	2,452	2,199
Series 3947, Class BH, 2.50%, 10/15/2041	3,205	2,880
Series 3934, Class KB, 5.00%, 10/15/2041	505	511
Series 3966, Class VZ, 4.00%, 12/15/2041	806	763
Series 4550, Class NA, 3.00%, 1/15/2042	462	445
Series 4122, Class PA, 1.50%, 2/15/2042	280	258
Series 4144, Class KD, 1.75%, 3/15/2042	459	415
Series 4215, Class NA, 3.00%, 4/15/2042	128	122
Series 4088, Class BP, 3.00%, 8/15/2042	3,435	3,124
Series 4143, Class AE, 2.00%, 9/15/2042	1,657	1,527
Series 4158, Class TC, 1.75%, 12/15/2042	239	219
Series 4247, Class AK, 4.50%, 12/15/2042	335	330
Series 4158, Class LD, 2.00%, 1/15/2043	471	413
Series 4199, Class YZ, 3.50%, 5/15/2043	4,041	3,809
Series 4302, Class MA, 3.00%, 7/15/2043	1,198	1,141
Series 4314, Class LP, 3.50%, 7/15/2043	35	34
Series 4558, Class DA, 3.50%, 7/15/2043	254	249
Series 5115, Class FD, 4.00%, 8/15/2043 (d)	7,884	7,477
Series 4311, Class ED, 2.75%, 9/15/2043	77	73
Series 4480, Class LA, 3.50%, 9/15/2043	145	140
Series 4450, Class NH, 2.00%, 10/15/2043	—	—
Series 4330, Class PE, 3.00%, 11/15/2043	118	113
Series 4286, Class MP, 4.00%, 12/15/2043	367	353
Series 4316, Class DZ, 3.00%, 3/15/2044	3,290	2,935
Series 4338, Class A, 2.50%, 5/15/2044	433	401
Series 4505, Class P, 3.50%, 5/15/2044	1,161	1,117
Series 4360, Class PZ, 3.00%, 7/15/2044	1,461	1,297
Series 4417, Class PZ, 3.00%, 12/15/2044	3,297	3,007
Series 4545, Class PG, 3.00%, 12/15/2044	550	526
Series 4745, Class EC, 3.00%, 12/15/2044	1,453	1,390
Series 4425, Class TA, 2.00%, 1/15/2045	306	259

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4461, Class LZ, 3.00%, 3/15/2045	4,086	3,720
Series 4457, Class KZ, 3.00%, 4/15/2045	8,587	7,789
Series 4478, Class PC, 2.00%, 5/15/2045	950	826
Series 4631, Class PA, 3.00%, 5/15/2045	1,998	1,863
Series 4664, Class PH, 3.50%, 5/15/2045	958	920
Series 4698, Class DA, 4.50%, 5/15/2045	2,122	2,067
Series 4759, Class MA, 3.00%, 9/15/2045	79	75
Series 4591, Class QE, 2.75%, 4/15/2046	196	177
Series 4574, Class YH, 3.00%, 4/15/2046	290	261
Series 4774, Class LP, 3.50%, 9/15/2046	3,270	3,131
Series 4714, Class PA, 3.00%, 11/15/2046	1,847	1,716
Series 4657, Class VZ, 3.00%, 2/15/2047	10,369	9,423
Series 4830, Class AP, 4.00%, 2/15/2047	1,025	977
Series 4675, Class EZ, 3.50%, 4/15/2047	1,608	1,428
Series 4682, Class LC, 2.50%, 5/15/2047	514	451
Series 4682, Class AP, 3.00%, 5/15/2047	674	608
Series 4703, Class KZ, 3.50%, 7/15/2047	6,226	5,797
Series 4740, Class JA, 3.00%, 10/15/2047	1,685	1,522
Series 4749, Class ZL, 3.50%, 12/15/2047	17,427	16,070
Series 4936, Class AP, 2.50%, 9/25/2048	258	234
Series 4941, Class NP, 2.50%, 5/25/2049	834	737
Series 4922, Class GE, 2.50%, 7/25/2049	836	739
Series 4952, Class PA, 2.50%, 2/25/2050	1,308	1,146
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	147	144
Series 218, PO, 2/1/2032	78	68
Series 290, Class 200, 2.00%, 11/15/2032	384	352
Series 277, Class 30, 3.00%, 9/15/2042	2,587	2,339
Series 359, Class 350, 3.50%, 10/15/2047	1,518	1,419
FNMA, Other
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,698	1,729
Series 2009-62, Class HJ, 6.00%, 5/25/2039	21	21
FNMA, REMIC
Series 1997-44, Class N, PO, 6/25/2023	—	—
Series 1993-165, Class SN, IF, 5.12%, 9/25/2023 (d)	—	—
Series 1993-226, Class PK, 6.00%, 12/25/2023	11	11
Series 1994-15, Class ZK, 5.50%, 2/25/2024	24	24
Series 1994-43, Class PK, 6.35%, 2/25/2024	10	10
Series 2001-40, PO, 4/25/2024	4	4
Series G94-6, Class PJ, 8.00%, 5/17/2024	3	3
Series 2010-38, Class B, 4.00%, 4/25/2025	23	23
Series 2011-48, Class CN, 4.00%, 6/25/2026 (e)	36	35
Series 2011-61, Class B, 3.00%, 7/25/2026	197	191
Series 2011-72, Class KB, 3.50%, 8/25/2026	254	248
Series 2012-32, Class DE, 3.00%, 12/25/2026	72	71
Series 2012-26, Class CA, 2.50%, 3/25/2027	359	344
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	3,492	129
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	1,782	78

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-127, Class AC, 1.50%, 11/25/2027	353	332
Series 2012-124, Class HG, 2.00%, 11/25/2027	168	159
Series 2013-5, Class DA, 1.50%, 2/25/2028	191	179
Series 2013-13, Class KD, 1.50%, 3/25/2028	183	172
Series 2008-72, IO, 5.00%, 8/25/2028	4	—
Series 2013-137, Class BA, 1.50%, 1/25/2029	326	303
Series 2009-15, Class AC, 5.50%, 3/25/2029	609	609
Series 2009-58, Class B, 4.50%, 8/25/2029	751	742
Series 2010-14, Class AC, 4.00%, 3/25/2030	155	151
Series 2010-92, Class B, 4.50%, 8/25/2030	2,000	1,969
Series 2012-14, Class EA, 2.50%, 12/25/2030	8	8
Series 2001-38, Class EA, PO, 8/25/2031	25	23
Series 2015-89, Class KE, 2.00%, 11/25/2031	83	77
Series 2012-98, Class QG, 1.75%, 1/25/2032	251	240
Series 2001-81, Class HE, 6.50%, 1/25/2032	1,630	1,682
Series 2002-34, Class FA, 5.61%, 5/18/2032 (d)	73	73
Series 2013-109, Class BA, 3.00%, 10/25/2032	560	536
Series 2002-64, Class PG, 5.50%, 10/25/2032	1,378	1,395
Series 2004-61, Class FH, 5.94%, 11/25/2032 (d)	739	745
Series 2002-77, Class TF, 6.11%, 12/18/2032 (d)	133	135
Series 2002-77, Class QG, 5.50%, 12/25/2032	297	301
Series 2002-84, Class DZ, 5.50%, 12/25/2032	165	168
Series 2002-94, Class BZ, 5.50%, 1/25/2033	857	865
Series 2013-18, Class TG, 2.00%, 2/25/2033	347	326
Series 2003-7, Class FB, 5.89%, 2/25/2033 (d)	189	191
Series 2013-31, Class NL, 4.00%, 4/25/2033	387	377
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	139	18
Series 2003-63, Class A7, 5.50%, 6/25/2033	1,510	1,531
Series 2003-49, IO, 6.50%, 6/25/2033	198	35
Series 2003-58, Class GL, 3.50%, 7/25/2033	105	104
Series 2013-133, Class WA, 3.00%, 8/25/2033	1,828	1,743
Series 2003-84, Class PZ, 5.00%, 9/25/2033	52	52
Series 2013-100, Class WB, 3.00%, 10/25/2033	6,612	6,255
Series 2003-107, Class ZD, 6.00%, 11/25/2033	1,110	1,140
Series 2004-38, Class AO, PO, 5/25/2034	1,926	1,424
Series 2004-72, Class F, 5.64%, 9/25/2034 (d)	90	90
Series 2004-91, Class BR, 5.50%, 12/25/2034	56	57
Series 2004-90, Class ZU, 6.00%, 12/25/2034	874	902
Series 2005-5, Class PA, 5.00%, 1/25/2035	292	288
Series 2004-101, Class AR, 5.50%, 1/25/2035	8	8
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,584	1,575
Series 2005-31, Class PB, 5.50%, 4/25/2035	629	638
Series 2005-38, Class FK, 5.44%, 5/25/2035 (d)	332	328
Series 2015-41, Class CA, 3.00%, 6/25/2035	471	443
Series 2005-66, Class PF, 5.39%, 7/25/2035 (d)	103	102
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,748	1,788
Series 2005-64, Class PL, 5.50%, 7/25/2035	50	50
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (d)	203	203

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-4, Class PB, 6.00%, 9/25/2035	141	140
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,889	1,878
Series 2007-109, Class VZ, 5.00%, 10/25/2035	1,430	1,427
Series 2005-84, Class MB, 5.75%, 10/25/2035	618	621
Series 2010-39, Class FT, 6.09%, 10/25/2035 (d)	585	589
Series 2013-114, Class JA, 3.00%, 11/25/2035	33	33
Series 2015-87, Class TB, 4.00%, 11/25/2035	3,659	3,564
Series 2005-101, Class B, 5.00%, 11/25/2035	850	850
Series 2005-99, Class AF, 5.49%, 12/25/2035 (d)	93	92
Series 2014-88, Class ER, 2.50%, 2/25/2036	67	63
Series 2006-16, Class FC, 5.44%, 3/25/2036 (d)	74	73
Series 2006-14, Class DB, 5.50%, 3/25/2036	304	309
Series 2006-27, Class BF, 5.44%, 4/25/2036 (d)	129	128
Series 2006-50, Class PE, 5.00%, 6/25/2036	295	296
Series 2006-46, Class FW, 5.54%, 6/25/2036 (d)	237	234
Series 2006-42, Class PF, 5.55%, 6/25/2036 (d)	168	166
Series 2009-71, Class JT, 6.00%, 6/25/2036	172	179
Series 2006-58, Class ST, IF, IO, 2.01%, 7/25/2036 (d)	355	28
Series 2006-101, Class FC, 5.44%, 7/25/2036 (d)	157	154
Series 2006-101, Class FD, 5.44%, 7/25/2036 (d)	100	98
Series 2006-56, Class DC, 5.79%, 7/25/2036 (d)	221	223
Series 2007-1, Class NF, 5.39%, 2/25/2037 (d)	265	261
Series 2007-22, Class SC, IF, IO, 0.94%, 3/25/2037 (d)	23	—
Series 2007-16, Class FC, 5.89%, 3/25/2037 (d)	14	14
Series 2007-33, Class MS, IF, IO, 1.45%, 4/25/2037 (d)	1,098	70
Series 2007-57, Class ZE, 4.75%, 5/25/2037	211	211
Series 2008-5, Class PE, 5.00%, 8/25/2037	90	91
Series 2007-85, Class SH, IF, IO, 1.36%, 9/25/2037 (d)	748	14
Series 2017-59, Class DW, 3.50%, 12/25/2037	368	361
Series 2007-117, Class FM, 5.84%, 1/25/2038 (d)	144	143
Series 2007-117, Class MF, 5.84%, 1/25/2038 (d)	270	268
Series 2008-24, Class PF, 5.79%, 2/25/2038 (d)	69	69
Series 2008-18, Class SE, IF, IO, 1.13%, 3/25/2038 (d)	82	7
Series 2008-25, Class DZ, 5.75%, 4/25/2038	416	419
Series 2013-96, Class YA, 3.50%, 9/25/2038	129	127
Series 2008-83, Class CA, 6.00%, 9/25/2038	450	472
Series 2011-104, Class KY, 4.00%, 3/25/2039	18	18
Series 2009-29, Class LA, 1.23%, 5/25/2039 (d)	912	773
Series 2013-25, Class DC, 2.50%, 6/25/2039	410	386
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,144	1,145
Series 2009-73, Class HJ, 6.00%, 9/25/2039	113	116
Series 2009-70, Class FA, 6.34%, 9/25/2039 (d)	77	77
Series 2009-86, Class PE, 5.00%, 10/25/2039	2,637	2,643
Series 2010-118, Class EF, 5.59%, 10/25/2039 (d)	10	10
Series 2013-125, Class AB, 4.00%, 11/25/2039	199	190
Series 2009-87, Class B, 4.50%, 11/25/2039	1,324	1,294
Series 2009-112, Class SW, IF, IO, 1.11%, 1/25/2040 (d)	2,119	150
Series 2010-37, Class CY, 5.00%, 4/25/2040	49	49

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-3, Class KA, 5.00%, 4/25/2040	140	137
Series 2011-61, Class ZA, 5.00%, 4/25/2040	922	923
Series 2010-35, Class KF, 5.64%, 4/25/2040 (d)	168	168
Series 2010-43, Class HJ, 5.50%, 5/25/2040	155	159
Series 2010-64, Class DM, 5.00%, 6/25/2040	642	642
Series 2010-58, Class FA, 5.69%, 6/25/2040 (d)	306	304
Series 2010-58, Class FY, 5.87%, 6/25/2040 (d)	133	131
Series 2010-109, Class M, 3.00%, 9/25/2040	1,107	1,037
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	354	21
Series 2010-154, Class MW, 3.50%, 1/25/2041	3,631	3,490
Series 2011-63, Class LB, 4.00%, 1/25/2041	2,858	2,775
Series 2011-18, Class KY, 4.00%, 3/25/2041	599	565
Series 2011-35, Class PE, 4.00%, 4/25/2041	1,125	1,064
Series 2011-52, Class GB, 5.00%, 6/25/2041	87	88
Series 2011-53, Class FT, 5.72%, 6/25/2041 (d)	115	113
Series 2011-128, Class KP, 4.50%, 7/25/2041	49	48
Series 2011-59, Class NZ, 5.50%, 7/25/2041	626	640
Series 2012-147, Class NE, 1.75%, 8/25/2041	1,352	1,262
Series 2012-14, Class PA, 2.00%, 8/25/2041	185	170
Series 2013-72, Class LY, 3.50%, 8/25/2041	451	435
Series 2015-45, Class GA, 2.50%, 9/25/2041	361	345
Series 2013-126, Class CA, 4.00%, 9/25/2041	271	260
Series 2011-123, Class BP, 2.00%, 10/25/2041	3,231	2,919
Series 2011-141, Class MA, 3.50%, 10/25/2041	196	189
Series 2012-64, Class PK, 4.50%, 12/25/2041	893	881
Series 2012-113, Class DC, 2.25%, 1/25/2042	149	138
Series 2012-27, Class PL, 2.00%, 2/25/2042	197	184
Series 2012-139, Class NY, 5.00%, 2/25/2042	1,457	1,461
Series 2012-133, Class AP, 1.75%, 3/25/2042	3,472	3,128
Series 2012-100, Class TL, 4.00%, 4/25/2042	265	254
Series 2012-80, Class EB, 4.50%, 4/25/2042	300	294
Series 2013-9, Class CB, 5.50%, 4/25/2042	2,562	2,610
Series 2013-73, Class PG, 2.50%, 6/25/2042	784	727
Series 2012-128, Class VF, 5.39%, 6/25/2042 (d)	433	426
Series 2013-93, Class PJ, 3.00%, 7/25/2042	668	636
Series 2013-96, Class FY, 5.49%, 7/25/2042 (d)	192	187
Series 2013-34, Class PC, 2.50%, 8/25/2042	525	488
Series 2014-18, Class DE, 4.00%, 8/25/2042	789	768
Series 2012-94, Class K, 2.00%, 9/25/2042	919	797
Series 2013-60, Class PD, 2.00%, 10/25/2042	549	499
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,919	1,759
Series 2013-81, Class NC, 3.00%, 10/25/2042	469	451
Series 2013-72, Class AF, 5.39%, 11/25/2042 (d)	49	48
Series 2013-6, Class HD, 1.50%, 12/25/2042	343	297
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	5,713
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,636	1,536
Series 2013-10, Class PA, 1.50%, 2/25/2043	917	782
Series 2013-10, Class UB, 2.00%, 2/25/2043	1,019	877

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-58, Class FP, 5.39%, 2/25/2043 (d)	611	600
Series 2013-18, Class BZ, 3.00%, 3/25/2043	6,712	6,308
Series 2013-100, Class PL, 4.50%, 3/25/2043	711	695
Series 2013-66, Class LB, 1.50%, 4/25/2043	75	69
Series 2013-26, Class ZV, 3.50%, 4/25/2043	11,413	10,514
Series 2013-33, Class UZ, 3.50%, 4/25/2043	8,560	7,924
Series 2013-64, Class PF, 5.39%, 4/25/2043 (d)	535	522
Series 2014-3, Class BL, 2.50%, 6/25/2043	38	37
Series 2013-66, Class MB, 3.00%, 7/25/2043	2,000	1,820
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,278	1,067
Series 2014-32, Class DK, 3.00%, 8/25/2043	373	354
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	568
Series 2015-34, Class UP, 3.00%, 11/25/2043	664	623
Series 2020-45, Class CB, 2.00%, 2/25/2044	4,492	4,094
Series 2016-80, Class KV, 3.00%, 6/25/2044	4,321	4,143
Series 2014-56, Class Z, 3.50%, 9/25/2044	6,485	5,904
Series 2017-74, Class KA, 3.00%, 11/25/2044	224	215
Series 2016-100, Class P, 3.50%, 11/25/2044	65	63
Series 2020-18, Class DC, 2.50%, 2/25/2045	229	221
Series 2015-33, Class DT, 2.50%, 6/25/2045	520	480
Series 2015-51, Class KC, 3.00%, 6/25/2045	305	287
Series 2017-18, Class DA, 3.00%, 8/25/2045	1,087	1,025
Series 2016-84, Class LA, 3.00%, 12/25/2045	895	834
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,696	1,567
Series 2016-16, Class AL, 3.00%, 4/25/2046	9,245	8,481
Series 2017-15, Class PE, 3.50%, 4/25/2046	1,175	1,115
Series 2017-68, Class HQ, 3.00%, 7/25/2046	1,142	1,063
Series 2016-80, Class JP, 3.00%, 11/25/2046	673	612
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,383	1,287
Series 2017-11, Class PH, 2.50%, 3/25/2047	210	184
Series 2017-10, Class FA, 5.54%, 3/25/2047 (d)	207	203
Series 2017-89, Class KZ, 3.50%, 8/25/2047	6,869	5,949
Series 2017-84, Class JA, 2.75%, 9/25/2047	544	489
Series 2017-96, Class MA, 3.00%, 12/25/2047	448	412
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,303	1,996
Series 2018-37, Class BC, 3.50%, 12/25/2047	279	261
Series 2018-13, Class PA, 3.00%, 3/25/2048	8,007	7,186
Series 2018-15, Class NZ, 3.00%, 3/25/2048	7,773	7,088
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,878	1,696
Series 2019-17, Class KA, 3.50%, 4/25/2048	299	284
Series 2019-65, Class PA, 2.50%, 5/25/2048	179	162
Series 2019-11, Class EA, 3.00%, 5/25/2048	737	682
Series 2019-20, Class PB, 2.75%, 7/25/2048	277	251
Series 2018-87, Class BA, 4.00%, 7/25/2048	142	135
Series 2020-94, PO, 9/25/2048	460	380
Series 2019-9, Class ZA, 3.50%, 9/25/2048	6,652	6,138
Series 2019-51, Class DW, 3.50%, 11/25/2048	683	644
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,634	2,157

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,722	2,725
Series 2019-18, Class BA, 3.50%, 5/25/2049	8,725	8,281
Series 2019-70, Class JA, 2.50%, 9/25/2049	142	126
Series 2019-72, Class KA, 2.50%, 9/25/2049	185	160
Series 2020-15, Class EA, 2.00%, 10/25/2049	660	561
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	744
Series 2019-81, Class LA, 2.50%, 12/25/2049	380	323
Series 2020-7, Class DZ, 3.00%, 2/25/2050	743	651
Series 2020-15, Class EM, 3.00%, 3/25/2050	578	519
Series 2019-33, Class MA, 3.50%, 7/25/2055	656	633
Series 2018-70, Class HA, 3.50%, 10/25/2056	617	592
FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	—
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 5.54%, 6/25/2037 (d)	112	110
Series 2007-106, Class A7, 6.06%, 10/25/2037 (d)	118	122
Series 2001-50, Class BA, 7.00%, 10/25/2041	65	66
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	53	49
Series 334, Class 17, IO, 6.50%, 2/25/2033 (d)	121	18
Series 334, Class 13, IO, 6.00%, 3/25/2033 (d)	107	15
Series 334, Class 9, IO, 6.00%, 3/25/2033	267	38
Series 356, Class 16, IO, 5.50%, 6/25/2035 (d)	86	13
Series 359, Class 16, IO, 5.50%, 10/25/2035 (d)	72	12
Series 369, Class 19, IO, 6.00%, 10/25/2036 (d)	62	12
Series 369, Class 26, IO, 6.50%, 10/25/2036 (d)	43	8
Series 386, Class 20, IO, 6.50%, 8/25/2038 (d)	141	25
Series 394, Class C3, IO, 6.50%, 9/25/2038	264	48
Series 411, Class A3, 3.00%, 8/25/2042	1,190	1,081
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.40%, 11/25/2046 (d)	1,106	1,094
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	159	153
Series 2011-155, Class A, 3.00%, 11/20/2026	52	50
Series 2011-158, Class AB, 3.00%, 11/20/2026	74	73
Series 2013-75, Class AC, 1.50%, 5/20/2028	819	766
Series 2003-50, Class F, 0.81%, 5/16/2033 (d)	84	84
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	84	4
Series 2006-26, Class S, IF, IO, 1.35%, 6/20/2036 (d)	3,256	127
Series 2007-16, Class KU, IF, IO, 1.50%, 4/20/2037 (d)	1,931	94
Series 2009-106, Class XL, IF, IO, 1.60%, 6/20/2037 (d)	1,766	96
Series 2013-23, Class BP, 3.00%, 9/20/2037	186	182
Series 2008-75, Class SP, IF, IO, 2.32%, 8/20/2038 (d)	679	26
Series 2009-14, Class SA, IF, IO, 0.93%, 3/20/2039 (d)	2,004	34
Series 2009-14, Class KS, IF, IO, 1.15%, 3/20/2039 (d)	831	22
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	248	28
Series 2009-75, Class NB, 4.50%, 6/20/2039	64	63
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,363	1,350
Series 2011-26, Class PA, 4.00%, 7/20/2040	10	10
Series 2013-71, Class NA, 2.50%, 8/20/2041	62	58

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-96, Class WP, 6.50%, 8/16/2042	2,261	2,385
Series 2013-42, Class ND, 1.75%, 11/20/2042	98	90
Series 2013-28, Class DE, 1.75%, 12/20/2042	215	187
Series 2014-3, Class GA, 2.50%, 1/16/2044	4,040	3,753
Series 2014-12, Class ZA, 3.00%, 1/20/2044	15,703	14,340
Series 2018-29, Class LC, 3.00%, 4/20/2044	121	118
Series 2016-25, Class QH, 3.00%, 12/16/2044	1,184	1,107
Series 2015-80, Class CP, 4.50%, 6/20/2045	252	245
Series 2015-80, Class CQ, 5.00%, 6/20/2045	182	179
Series 2018-36, Class AM, 3.00%, 7/20/2045	465	443
Series 2016-79, Class LA, 3.00%, 9/20/2045	285	273
Series 2016-90, Class MA, 3.00%, 10/20/2045	212	203
Series 2016-104, Class MA, 3.00%, 11/20/2045	242	234
Series 2020-125, Class AG, 2.50%, 2/20/2046	1,461	1,359
Series 2016-91, Class WH, 2.75%, 3/20/2046	1,103	1,008
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,808	2,469
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,954	3,456
Series 2018-34, Class TY, 3.50%, 3/20/2048	904	825
Series 2019-74, Class AT, 3.00%, 6/20/2049	499	456
Series 2019-145, Class PA, 3.50%, 8/20/2049	213	201
Series 2020-5, Class NA, 3.50%, 12/20/2049	3,477	3,230
Series 2020-74, Class DY, 2.00%, 5/20/2050	950	806
Series 2020-83, Class KP, 3.00%, 6/20/2050	289	261
Series 2010-H26, Class LF, 5.21%, 8/20/2058 (d)	158	157
Series 2010-H03, Class FA, 5.57%, 3/20/2060 (d)	1,968	1,958
Series 2011-H07, Class FA, 5.36%, 2/20/2061 (d)	1,258	1,250
Series 2011-H08, Class FA, 5.46%, 2/20/2061 (d)	1,317	1,311
Series 2011-H11, Class FA, 5.36%, 3/20/2061 (d)	319	317
Series 2011-H11, Class FB, 5.36%, 4/20/2061 (d)	254	252
Series 2011-H21, Class FA, 5.46%, 10/20/2061 (d)	159	158
Series 2013-H05, Class FB, 4.96%, 2/20/2062 (d)	57	56
Series 2012-H14, Class FK, 5.44%, 7/20/2062 (d)	152	151
Series 2012-H18, Class NA, 5.38%, 8/20/2062 (d)	133	132
Series 2012-H20, Class BA, 5.42%, 9/20/2062 (d)	248	246
Series 2012-H29, Class FA, 5.37%, 10/20/2062 (d)	59	58
Series 2012-H23, Class WA, 5.38%, 10/20/2062 (d)	155	153
Series 2012-H30, Class GA, 5.21%, 12/20/2062 (d)	130	129
Series 2013-H08, Class FA, 5.21%, 3/20/2063 (d)	510	506
Series 2013-H11, Class FA, 5.31%, 4/20/2063 (d)	148	147
Series 2013-H14, Class FG, 5.33%, 5/20/2063 (d)	489	485
Series 2013-H15, Class FA, 5.40%, 6/20/2063 (d)	580	576
Series 2013-H19, Class FC, 5.46%, 8/20/2063 (d)	904	900
Series 2014-H05, Class FB, 5.46%, 12/20/2063 (d)	302	301
Series 2014-H02, Class FB, 5.51%, 12/20/2063 (d)	1,000	997
Series 2014-H16, Class FL, 5.17%, 7/20/2064 (d)	625	617
Series 2014-H14, Class GF, 5.33%, 7/20/2064 (d)	158	158
Series 2014-H21, Class FA, 4.19%, 10/20/2064 (d)	270	267
Series 2015-H06, Class FB, 4.45%, 2/20/2065 (d)	8,839	8,715

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H04, Class FL, 5.17%, 2/20/2065 (d)	151	149
Series 2015-H09, Class FA, 4.71%, 4/20/2065 (d)	359	353
Series 2015-H10, Class FK, 4.97%, 4/20/2065 (d)	11,567	11,388
Series 2015-H10, Class FH, 4.98%, 4/20/2065 (d)	1,161	1,145
Series 2015-H13, Class FG, 5.26%, 4/20/2065 (d)	269	267
Series 2015-H12, Class FD, 4.48%, 5/20/2065 (d)	1,360	1,345
Series 2015-H12, Class FB, 4.88%, 5/20/2065 (d)	8,628	8,532
Series 2015-H14, Class FB, 5.29%, 5/20/2065 (d)	99	98
Series 2015-H14, Class FA, 4.53%, 6/20/2065 (d)	4,649	4,605
Series 2015-H16, Class FM, 5.46%, 7/20/2065 (d)	2,991	2,959
Series 2015-H24, Class FA, 4.51%, 9/20/2065 (d)	5,109	5,053
Series 2015-H27, Class FA, 4.52%, 9/20/2065 (d)	1,488	1,473
Series 2015-H29, Class FA, 4.65%, 10/20/2065 (d)	6	6
Series 2015-H25, Class FD, 5.51%, 10/20/2065 (d)	5,819	5,738
Series 2015-H29, Class FJ, 4.51%, 11/20/2065 (d)	3,760	3,711
Series 2016-H01, Class FA, 4.52%, 1/20/2066 (d)	2,826	2,795
Series 2016-H06, Class FC, 4.47%, 2/20/2066 (d)	2,172	2,150
Series 2016-H06, Class FA, 4.81%, 2/20/2066 (d)	2,217	2,191
Series 2016-H09, Class FN, 5.10%, 3/20/2066 (d)	2,699	2,667
Series 2016-H14, Class FA, 4.96%, 6/20/2066 (d)	1,370	1,362
Series 2016-H22, Class FA, 4.98%, 10/20/2066 (d)	4,970	4,947
Series 2016-H24, Class AF, 5.00%, 11/20/2066 (d)	1,992	1,972
Series 2017-H07, Class FG, 5.32%, 2/20/2067 (d)	340	337
Series 2017-H14, Class FD, 5.33%, 6/20/2067 (d)	420	415
Series 2017-H16, Class CF, 5.33%, 7/20/2067 (d)	9,141	9,070
Series 2017-H15, Class FN, 5.36%, 7/20/2067 (d)	297	295
Series 2017-H19, Class FA, 5.31%, 8/20/2067 (d)	965	958
Series 2018-H04, Class FG, 5.14%, 2/20/2068 (d)	408	403
Series 2018-H07, Class FE, 5.21%, 2/20/2068 (d)	109	108
Series 2019-H01, Class FT, 5.26%, 10/20/2068 (d)	1,363	1,356
Series 2019-H05, Class FT, 5.01%, 4/20/2069 (d)	4,213	4,211
Series 2020-H13, Class FK, 4.77%, 7/20/2070 (d)	3,893	3,816
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	136	123
Series 2006-A2, Class 4A1, 4.16%, 8/25/2034 (d)	395	395
Legacy Mortgage Asset Trust
Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (a) (e)	884	879
Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (e)	3,740	3,455
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (a) (d)	4,096	4,019
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (d)	1,087	900
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 5.66%, 12/25/2035 (d)	1,283	352
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (d)	8,174	8,018
Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (e)	10,428	9,562
OBX Trust Series 2020-EXP3, Class 2A1, 6.04%, 1/25/2060 (a) (d)	873	847
PRPM LLC
Series 2020-4, Class A1, 2.95%, 10/25/2025 (a) (e)	8,102	7,950

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (e)	3,439	3,299
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (d)	8,554	8,055
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (d)	7,794	7,379
Series 2021-3, Class A1, 1.87%, 4/25/2026 (a) (e)	4,067	3,824
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (e)	5,596	5,218
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (e)	14,449	13,278
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (e)	12,631	11,588
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (e)	5,388	4,965
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (e)	2,182	2,064
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (d)	1,818	1,601
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (d)	2,222	2,076
Total Collateralized Mortgage Obligations (Cost $768,950)		703,393
Mortgage-Backed Securities — 7.4%
FHLMC
Pool # 611141, ARM, 4.30%, 1/1/2027 (d)	6	5
Pool # 846774, ARM, 4.28%, 12/1/2027 (d)	1	1
Pool # 1B2844, ARM, 4.23%, 3/1/2035 (d)	36	35
Pool # 1L1380, ARM, 4.57%, 3/1/2035 (d)	656	670
Pool # 1L1379, ARM, 5.08%, 10/1/2035 (d)	418	412
Pool # 1G1861, ARM, 4.54%, 3/1/2036 (d)	234	231
Pool # 1J1380, ARM, 5.28%, 3/1/2036 (d)	105	104
Pool # 1J1313, ARM, 3.51%, 6/1/2036 (d)	41	42
Pool # 1G1028, ARM, 3.93%, 7/1/2036 (d)	17	17
Pool # 1K0035, ARM, 4.35%, 8/1/2036 (d)	53	52
Pool # 1N0273, ARM, 5.85%, 8/1/2036 (d)	44	44
Pool # 1J1393, ARM, 3.82%, 10/1/2036 (d)	321	323
Pool # 1J1378, ARM, 3.89%, 11/1/2036 (d)	105	103
Pool # 1J1418, ARM, 3.94%, 12/1/2036 (d)	66	65
Pool # 1J1467, ARM, 3.99%, 12/1/2036 (d)	93	94
Pool # 1N0346, ARM, 5.44%, 12/1/2036 (d)	98	97
Pool # 1J1541, ARM, 4.05%, 1/1/2037 (d)	320	315
Pool # 1J1516, ARM, 4.07%, 2/1/2037 (d)	65	66
Pool # 1J1635, ARM, 4.06%, 3/1/2037 (d)	137	137
Pool # 1J1522, ARM, 4.66%, 3/1/2037 (d)	70	71
Pool # 1N1458, ARM, 5.95%, 3/1/2037 (d)	86	88
Pool # 1Q0339, ARM, 4.77%, 4/1/2037 (d)	12	12
Pool # 1Q0697, ARM, 5.48%, 5/1/2037 (d)	461	465
Pool # 1J1681, ARM, 3.73%, 6/1/2037 (d)	472	471
Pool # 1J1685, ARM, 3.73%, 6/1/2037 (d)	146	143
Pool # 1J2834, ARM, 4.15%, 8/1/2037 (d)	60	60
Pool # 847871, ARM, 5.46%, 8/1/2037 (d)	103	103
Pool # 1Q0476, ARM, 4.04%, 10/1/2037 (d)	100	98
Pool # 1J2945, ARM, 4.00%, 11/1/2037 (d)	49	48
Pool # 1Q0894, ARM, 5.13%, 1/1/2038 (d)	190	185
Pool # 1Q0722, ARM, 4.55%, 4/1/2038 (d)	178	175
FHLMC Gold Pools, 15 Year
Pool # G13274, 5.50%, 10/1/2023	6	6

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G13301, 5.50%, 10/1/2023	33	33
Pool # J10284, 6.00%, 12/1/2023	1	1
Pool # G13433, 5.50%, 1/1/2024	2	2
Pool # J14783, 4.00%, 3/1/2026	28	28
Pool # G14643, 4.00%, 8/1/2026	37	37
Pool # G14973, 4.00%, 12/1/2028	56	55
Pool # J31731, 3.00%, 5/1/2030	304	293
Pool # G16018, 3.00%, 12/1/2031	3,742	3,563
FHLMC Gold Pools, 20 Year
Pool # G30262, 6.00%, 10/1/2024	5	5
Pool # G30325, 5.50%, 3/1/2027	396	396
Pool # C91261, 4.50%, 8/1/2029	89	88
Pool # C91349, 4.50%, 12/1/2030	88	87
Pool # G30565, 4.50%, 10/1/2031	197	195
Pool # G30701, 5.00%, 11/1/2031	71	72
Pool # C91388, 3.50%, 2/1/2032	2,003	1,942
Pool # C91447, 3.50%, 5/1/2032	149	144
Pool # C91449, 4.00%, 5/1/2032	710	698
Pool # C91581, 3.00%, 11/1/2032	775	724
Pool # G30669, 4.50%, 12/1/2033	1,052	1,041
Pool # C91761, 4.00%, 5/1/2034	765	751
Pool # K92617, 3.00%, 4/1/2035	3,861	3,594
Pool # C91862, 3.50%, 1/1/2036	2,712	2,589
Pool # C91880, 3.50%, 6/1/2036	1,498	1,430
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	66	67
Pool # G01665, 5.50%, 3/1/2034	1,448	1,489
Pool # G05046, 5.00%, 11/1/2036	79	80
Pool # G03073, 5.50%, 7/1/2037	674	695
Pool # G04772, 7.00%, 8/1/2038	83	88
Pool # G05091, 4.50%, 9/1/2038	631	628
Pool # G05798, 5.50%, 1/1/2040	161	166
Pool # Q06999, 4.00%, 3/1/2042	1,832	1,774
Pool # G60701, 4.50%, 3/1/2046	2,108	2,086
Pool # G08729, 4.50%, 9/1/2046	423	417
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	2,273	2,168
Pool # U79013, 2.50%, 4/1/2028	477	451
Pool # U79014, 2.50%, 5/1/2028	556	525
Pool # T40143, 2.50%, 7/1/2028	485	463
Pool # U79019, 3.00%, 7/1/2028	99	95
Pool # U79026, 2.50%, 9/1/2028	116	109
Pool # U49013, 3.00%, 9/1/2028	916	871
Pool # G20027, 10.00%, 10/1/2030	9	9
Pool # ZT1051, 3.50%, 12/1/2033	2,034	1,955
Pool # G20028, 7.50%, 12/1/2036	1,393	1,429
Pool # RE6019, 3.00%, 12/1/2049	581	505
Pool # RE6030, 3.50%, 2/1/2050	456	415

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # RE6028, 3.00%, 4/1/2050	339	294
Pool # RE6048, 2.50%, 5/1/2050	1,385	1,167
Pool # RE6041, 3.00%, 5/1/2050	5,364	4,654
FHLMC UMBS, 10 Year
Pool # RD5059, 1.50%, 6/1/2031	17,587	16,065
Pool # RD5121, 4.50%, 9/1/2032	3,137	3,099
Pool # RD5122, 4.00%, 10/1/2032	3,446	3,356
Pool # RD5146, 4.50%, 5/1/2033	4,782	4,722
Pool # RD5150, 5.00%, 5/1/2033 (f)	7,279	7,261
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029 (f)	17,644	16,962
Pool # ZK7588, 3.00%, 2/1/2029	11,739	11,313
Pool # ZS7344, 3.00%, 1/1/2031	13,597	13,087
Pool # SB0722, 3.00%, 4/1/2033	5,818	5,579
Pool # ZS8076, 4.00%, 7/1/2033	1,675	1,650
Pool # ZS8124, 4.00%, 8/1/2033	2,647	2,592
Pool # ZT1412, 4.00%, 11/1/2033	15,970	15,613
Pool # SB0754, 2.00%, 3/1/2036	1,073	965
FHLMC UMBS, 20 Year
Pool # ZT2375, 4.00%, 3/1/2032	11,187	10,986
Pool # ZT1674, 5.00%, 2/1/2035	3,562	3,579
Pool # SC0379, 4.50%, 4/1/2035 (f)	4,573	4,520
Pool # ZT1808, 3.50%, 5/1/2037	9,400	8,964
FNMA
Pool # 325081, ARM, 4.72%, 10/1/2025 (d)	2	2
Pool # 409902, ARM, 4.49%, 6/1/2027 (d)	4	4
Pool # 52597, ARM, 3.84%, 7/1/2027 (d)	1	1
Pool # 725902, ARM, 3.90%, 9/1/2034 (d)	44	43
Pool # 810896, ARM, 6.12%, 1/1/2035 (d)	18	18
Pool # 865095, ARM, 4.68%, 10/1/2035 (d)	216	213
Pool # AD0295, ARM, 4.43%, 3/1/2036 (d)	230	227
Pool # 894571, ARM, 4.81%, 3/1/2036 (d)	557	571
Pool # 877009, ARM, 5.25%, 3/1/2036 (d)	244	245
Pool # 895687, ARM, 6.99%, 5/1/2036 (d)	34	35
Pool # 882099, ARM, 5.03%, 7/1/2036 (d)	66	65
Pool # 886558, ARM, 4.02%, 8/1/2036 (d)	142	141
Pool # 887714, ARM, 4.16%, 8/1/2036 (d)	51	50
Pool # 884722, ARM, 4.65%, 8/1/2036 (d)	61	60
Pool # 745858, ARM, 4.85%, 8/1/2036 (d)	20	20
Pool # 882241, ARM, 3.90%, 10/1/2036 (d)	109	107
Pool # 905593, ARM, 3.81%, 12/1/2036 (d)	11	11
Pool # AD0296, ARM, 3.86%, 12/1/2036 (d)	365	358
Pool # 870920, ARM, 3.87%, 12/1/2036 (d)	16	16
Pool # 905196, ARM, 4.29%, 12/1/2036 (d)	16	15
Pool # 888143, ARM, 3.81%, 1/1/2037 (d)	39	39
Pool # 920954, ARM, 5.71%, 1/1/2037 (d)	344	349
Pool # 913984, ARM, 5.69%, 2/1/2037 (d)	182	184
Pool # 910178, ARM, 4.38%, 3/1/2037 (d)	314	308

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 888750, ARM, 4.55%, 4/1/2037 (d)	43	42
Pool # 936588, ARM, 5.89%, 4/1/2037 (d)	57	59
Pool # 944105, ARM, 3.53%, 7/1/2037 (d)	4	4
Pool # 948208, ARM, 5.55%, 7/1/2037 (d)	322	326
Pool # 950385, ARM, 5.15%, 8/1/2037 (d)	3	3
Pool # 950382, ARM, 5.40%, 8/1/2037 (d)	547	550
Pool # 952182, ARM, 3.95%, 11/1/2037 (d)	117	116
Pool # AD0081, ARM, 3.96%, 11/1/2037 (d)	106	104
Pool # 995108, ARM, 4.03%, 11/1/2037 (d)	340	344
Pool # 966911, ARM, 4.04%, 12/1/2037 (d)	37	36
FNMA UMBS, 10 Year
Pool # MA2233, 2.50%, 4/1/2025	25	25
Pool # MA4367, 1.50%, 6/1/2031	21,090	19,095
Pool # BP3513, 2.00%, 6/1/2031	1,361	1,261
Pool # MA5079, 5.00%, 6/1/2033 (f)	2,413	2,407
FNMA UMBS, 15 Year
Pool # AL0229, 5.50%, 9/1/2023	—	—
Pool # AA1035, 6.00%, 12/1/2023	6	6
Pool # AD0471, 5.50%, 1/1/2024	—	—
Pool # 995381, 6.00%, 1/1/2024	3	3
Pool # AE0081, 6.00%, 7/1/2024	12	12
Pool # 931730, 5.00%, 8/1/2024	23	23
Pool # AD0365, 5.50%, 9/1/2024	1	1
Pool # AD0662, 5.50%, 1/1/2025	43	43
Pool # AL2193, 5.50%, 7/1/2025	48	48
Pool # AJ5336, 3.00%, 11/1/2026	39	38
Pool # AK0971, 3.00%, 2/1/2027	39	38
Pool # AO0800, 3.00%, 4/1/2027	55	53
Pool # AP7842, 3.00%, 9/1/2027	44	43
Pool # AL3439, 4.00%, 9/1/2027	190	187
Pool # AL4307, 4.00%, 10/1/2028	406	398
Pool # AL6105, 4.00%, 12/1/2029	32	32
Pool # AZ0888, 3.50%, 7/1/2030	3,484	3,362
Pool # AZ8018, 3.00%, 9/1/2030	4,245	4,086
Pool # FM9465, 3.00%, 1/1/2031	5,008	4,819
Pool # FM3524, 3.00%, 4/1/2032	7,481	7,201
Pool # BN6225, 3.50%, 3/1/2034	3,581	3,446
Pool # FM4436, 4.00%, 6/1/2034	1,999	1,958
Pool # CA4258, 2.50%, 10/1/2034	5,211	4,828
Pool # FS4368, 4.00%, 11/1/2034	35,507	34,766
Pool # FS4292, 3.00%, 2/1/2035	4,089	3,955
Pool # FS3924, 3.00%, 6/1/2035	24,664	23,739
Pool # FS4504, 3.50%, 9/1/2035	7,319	7,070
Pool # FS4430, 3.50%, 1/1/2037	6,197	5,997
FNMA UMBS, 20 Year
Pool # 745763, 6.50%, 3/1/2025	4	4
Pool # 256714, 5.50%, 5/1/2027	98	98
Pool # MA0214, 5.00%, 10/1/2029	583	586

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AD5474, 5.00%, 5/1/2030	200	201
Pool # MA0534, 4.00%, 10/1/2030	84	83
Pool # AL4165, 4.50%, 1/1/2031	483	477
Pool # MA0804, 4.00%, 7/1/2031	92	91
Pool # MA0792, 4.50%, 7/1/2031	803	794
Pool # MA3894, 4.00%, 9/1/2031	121	118
Pool # 890653, 4.50%, 1/1/2032	419	414
Pool # AL5958, 4.00%, 3/1/2032	949	932
Pool # MA1037, 3.00%, 4/1/2032	837	783
Pool # AL1722, 4.50%, 4/1/2032	68	67
Pool # AB5811, 3.00%, 8/1/2032	1,218	1,138
Pool # AL7474, 3.50%, 10/1/2032	762	738
Pool # MA1270, 2.50%, 11/1/2032	519	475
Pool # AL3190, 4.00%, 12/1/2032	351	344
Pool # MA1802, 3.00%, 1/1/2034	618	577
Pool # AL8051, 4.00%, 5/1/2034	3,035	2,980
Pool # AL5373, 4.50%, 5/1/2034	354	350
Pool # MA1922, 4.00%, 6/1/2034 (f)	11,445	11,224
Pool # MA2587, 3.50%, 4/1/2036	1,849	1,763
Pool # FM2477, 3.00%, 5/1/2036	2,791	2,604
Pool # AS7789, 3.00%, 8/1/2036	3,360	3,117
Pool # FM6297, 3.50%, 12/1/2036	2,901	2,766
Pool # BM1370, 3.00%, 4/1/2037	1,634	1,516
Pool # BJ2544, 3.00%, 12/1/2037	1,207	1,119
Pool # FM2922, 3.00%, 2/1/2038	1,988	1,854
Pool # FS4583, 4.00%, 6/1/2038	2,059	2,022
Pool # FS1689, 4.50%, 4/1/2039	1,788	1,767
Pool # FS4048, 4.50%, 4/1/2039	14,197	14,120
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	—	—
Pool # 555889, 8.00%, 12/1/2030	6	6
Pool # 254548, 5.50%, 12/1/2032	747	768
Pool # 555458, 5.50%, 5/1/2033	1,463	1,502
Pool # AB0054, 4.50%, 12/1/2034	1,886	1,871
Pool # 735503, 6.00%, 4/1/2035	1,049	1,089
Pool # 745275, 5.00%, 2/1/2036	1,771	1,787
Pool # 889118, 5.50%, 4/1/2036	1,946	1,999
Pool # 889209, 5.00%, 5/1/2036	102	103
Pool # 745948, 6.50%, 10/1/2036	148	157
Pool # 889494, 5.50%, 1/1/2037	138	142
Pool # AD0249, 5.50%, 4/1/2037	1,399	1,437
Pool # 995024, 5.50%, 8/1/2037	214	220
Pool # FS4003, 5.50%, 8/1/2037 (f)	7,537	7,742
Pool # 950302, 7.00%, 8/1/2037	348	367
Pool # 888890, 6.50%, 10/1/2037	449	475
Pool # 929005, 6.00%, 1/1/2038	268	278
Pool # 890268, 6.50%, 10/1/2038	786	819
Pool # 995149, 6.50%, 10/1/2038	471	492

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AL7521, 5.00%, 6/1/2039	269	271
Pool # AC3237, 5.00%, 10/1/2039	125	126
Pool # AB2025, 5.00%, 1/1/2040	707	713
Pool # AD6431, 4.50%, 6/1/2040	138	137
Pool # AK6740, 4.00%, 3/1/2042	1,462	1,421
Pool # AO7185, 4.00%, 9/1/2042	686	661
Pool # FM3582, 4.00%, 11/1/2044	1,467	1,425
Pool # AL7590, 3.50%, 10/1/2045	662	619
Pool # BM5450, 5.00%, 2/1/2049	3,481	3,493
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	37	36
FNMA, Other
Pool # AB7351, 2.50%, 12/1/2027	464	437
Pool # AQ8837, 2.50%, 12/1/2027	302	287
Pool # AQ9357, 2.50%, 1/1/2028	158	150
Pool # AQ9760, 2.50%, 2/1/2028	765	720
Pool # MA1360, 2.50%, 2/1/2028	967	912
Pool # MA1557, 3.00%, 8/1/2028	166	158
Pool # BM7221, 3.00%, 2/1/2031	9,925	9,459
Pool # BK4847, 2.50%, 4/1/2033	352	326
Pool # BM6595, 4.00%, 6/1/2037	1,892	1,807
Pool # BF0194, 4.50%, 7/1/2040	2,535	2,463
Pool # BF0238, 4.50%, 8/1/2041 (f)	15,161	15,180
Pool # MA0896, 4.00%, 11/1/2041	328	305
Pool # MA1188, 3.00%, 9/1/2042	1,750	1,577
Pool # MA1349, 3.00%, 2/1/2043	1,661	1,497
Pool # MA1371, 3.00%, 3/1/2043	552	494
Pool # MA1433, 3.00%, 5/1/2043	718	643
Pool # MA1510, 4.00%, 7/1/2043	804	776
Pool # AL6167, 3.50%, 1/1/2044	1,208	1,132
Pool # BM3994, 3.50%, 1/1/2044	1,566	1,467
Pool # AL6854, 3.00%, 2/1/2044	2,216	2,023
Pool # AL7826, 3.50%, 1/1/2046	1,805	1,716
Pool # MA2621, 3.50%, 5/1/2046	363	332
Pool # MA2744, 3.50%, 9/1/2046	870	795
Pool # BH8493, 3.00%, 11/1/2047	1,219	1,085
Pool # MA3197, 3.00%, 11/1/2047	627	558
Pool # BM5053, 3.00%, 4/1/2048	490	432
Pool # BM6073, 3.00%, 7/1/2049	1,130	995
Pool # MA3876, 3.00%, 12/1/2049	2,173	1,886
Pool # MA3913, 3.00%, 1/1/2050	1,054	915
Pool # CA5133, 3.00%, 2/1/2050	536	466
Pool # MA3971, 3.00%, 3/1/2050	3,338	2,897
Pool # CA5979, 3.00%, 5/1/2050	511	444
Pool # MA4029, 3.00%, 5/1/2050	469	407
Pool # MA4057, 2.50%, 6/1/2050	810	683
Pool # CA6065, 3.00%, 6/1/2050	397	345
Pool # MA4058, 3.00%, 6/1/2050	333	289
Pool # CA6385, 3.00%, 7/1/2050	503	436

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA I, 15 Year
Pool # 782933, 6.50%, 10/15/2023	1	1
Pool # 783929, 4.00%, 5/15/2026	28	28
GNMA I, 30 Year
Pool # 403964, 9.00%, 9/15/2024	—	—
Pool # 780831, 9.50%, 12/15/2024	—	—
Pool # 780115, 8.50%, 4/15/2025	—	—
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	3,779	3,887
Pool # 784278, 5.50%, 1/15/2034	2,659	2,737
Pool # 687926, 6.50%, 9/15/2038	1,070	1,112
Pool # 785282, 4.25%, 10/15/2040	8,752	8,497
Pool # 785859, 5.50%, 6/15/2041	28,382	29,435
Pool # AE7700, 3.50%, 8/15/2043	482	460
GNMA II
Pool # 8746, ARM, 2.75%, 11/20/2025 (d)	8	7
Pool # 8790, ARM, 3.62%, 1/20/2026 (d)	3	3
Pool # 80053, ARM, 3.62%, 3/20/2027 (d)	—	—
Pool # 80152, ARM, 3.62%, 1/20/2028 (d)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	36	35
Pool # 5208, 3.00%, 10/20/2026	558	540
Pool # 5277, 3.50%, 1/20/2027	120	117
Pool # MA3495, 2.50%, 3/20/2031 (f)	9,868	9,194
Pool # MA3638, 2.50%, 5/20/2031 (f)	5,307	4,945
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1	1
Pool # 1989, 8.50%, 4/20/2025	2	2
Pool # 2285, 8.00%, 9/20/2026	3	3
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2646, 7.50%, 9/20/2028	2	2
Pool # 4224, 7.00%, 8/20/2038	450	478
Pool # 4245, 6.00%, 9/20/2038	674	707
Pool # 4247, 7.00%, 9/20/2038	989	1,038
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	772	711
Total Mortgage-Backed Securities (Cost $530,873)		514,739
Commercial Mortgage-Backed Securities — 3.3%
BX Series 2021-MFM1, Class A, 5.87%, 1/15/2034 (a) (d)	2,713	2,646
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class C, 5.11%, 11/10/2046 (d)	3,000	2,793
Series 2014-GC23, Class C, 4.43%, 7/10/2047 (d)	4,385	3,969
Commercial Mortgage Trust
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	4,355	4,081
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (a)	4,765	4,409
Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	9,578

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	3,000	2,873
Series 2015-CR26, Class B, 4.47%, 10/10/2048 (d)	2,000	1,854
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A3, 3.24%, 4/15/2050	2,326	2,232
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	1,868	1,810
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.42%, 8/25/2027 (d)	66,406	1,020
Series K740, Class X1, IO, 0.75%, 9/25/2027 (d)	103,664	2,723
Series K114, Class X1, IO, 1.12%, 6/25/2030 (d)	39,798	2,498
FNMA ACES Series 2020-M10, Class X1, IO, 1.78%, 12/25/2030 (d)	54,114	4,447
FREMF Mortgage Trust
Series 2016-K723, Class C, 3.54%, 11/25/2023 (a) (d)	2,700	2,659
Series 2018-K733, Class C, 4.08%, 9/25/2025 (a) (d)	7,000	6,699
Series 2019-K735, Class B, 4.02%, 5/25/2026 (a) (d)	7,480	7,139
Series 2013-K32, Class C, 3.49%, 10/25/2046 (a) (d)	3,000	2,977
Series 2013-K35, Class C, 4.05%, 12/25/2046 (a) (d)	5,000	4,963
Series 2014-K39, Class C, 4.16%, 8/25/2047 (a) (d)	6,500	6,329
Series 2014-K41, Class C, 3.83%, 11/25/2047 (a) (d)	4,350	4,196
Series 2015-K44, Class B, 3.72%, 1/25/2048 (a) (d)	6,000	5,779
Series 2015-K44, Class C, 3.72%, 1/25/2048 (a) (d)	2,000	1,917
Series 2015-K42, Class C, 3.85%, 1/25/2048 (a) (d)	1,000	960
Series 2015-K43, Class C, 3.73%, 2/25/2048 (a) (d)	6,000	5,753
Series 2015-K45, Class B, 3.61%, 4/25/2048 (a) (d)	1,246	1,198
Series 2015-K45, Class C, 3.61%, 4/25/2048 (a) (d)	9,700	9,283
Series 2016-K54, Class B, 4.05%, 4/25/2048 (a) (d)	1,500	1,443
Series 2015-K49, Class B, 3.72%, 10/25/2048 (a) (d)	11,350	10,881
Series 2015-K50, Class B, 3.78%, 10/25/2048 (a) (d)	8,000	7,673
Series 2015-K50, Class C, 3.78%, 10/25/2048 (a) (d)	2,000	1,909
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (d)	5,600	5,391
Series 2018-K730, Class C, 3.80%, 2/25/2050 (a) (d)	1,620	1,552
Series 2019-K734, Class B, 4.05%, 2/25/2051 (a) (d)	3,400	3,243
Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (d)	1,540	1,430
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,225	2,983
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 (d)	9,000	7,705
Series 2015-C31, Class C, 4.62%, 8/15/2048 (d)	2,750	2,400
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	3,895	3,768
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, 5.72%, 12/15/2037 (a) (d)	1,457	1,439
Series 2021-KDIP, Class B, 5.97%, 12/15/2037 (a) (d)	2,250	2,182
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 5.97%, 4/15/2038 (a) (d)	3,500	3,416
Series 2021-MHC, Class D, 6.77%, 4/15/2038 (a) (d)	2,500	2,412
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A3, 3.77%, 11/15/2046	776	770
Series 2014-C17, Class C, 4.48%, 8/15/2047 (d)	5,339	5,006
Series 2014-C18, Class B, 4.43%, 10/15/2047 (d)	5,250	4,993
Series 2016-C31, Class B, 3.88%, 11/15/2049 (d)	4,140	3,521
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (d)	3,884	3,493

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,399
OPG Trust Series 2021-PORT, Class B, 5.82%, 10/15/2036 (a) (d)	4,175	3,986
Velocity Commercial Capital Loan Trust
Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (d)	3,439	2,815
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (d)	9,575	8,002
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 6.26%, 2/15/2040 (a) (d)	10,497	9,844
Series 2015-C28, Class B, 4.08%, 5/15/2048 (d)	3,000	2,798
Series 2015-C29, Class C, 4.22%, 6/15/2048 (d)	1,250	1,129
Series 2016-C37, Class A3, 3.70%, 12/15/2049	643	633
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,456	1,312
WFRBS Commercial Mortgage Trust Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	7,259
Total Commercial Mortgage-Backed Securities (Cost $250,253)		227,572
	SHARES (000)
Short-Term Investments — 3.4%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.97% (g) (h) (Cost $148,819)	148,819	148,819
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.3%
U.S. Treasury Bills
4.95%, 8/24/2023 (i) (j)	16,913	16,710
4.24%, 10/5/2023 (i)	77,170	75,765
Total U.S. Treasury Obligations (Cost $92,794)		92,475
Total Short-Term Investments (Cost $241,613)		241,294
Total Investments — 101.1% (Cost $7,364,202)		7,080,767
Liabilities in Excess of Other Assets — (1.1)%		(78,570)
NET ASSETS — 100.0%		7,002,197

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2023.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $57,541 or 0.82% of the Fund’s net assets as of May 31, 2023.

(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2023.
(i)	The rate shown is the effective yield as of May 31, 2023.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	11,675	09/29/2023	USD	2,402,770	(1,589)
Short Contracts
U.S. Treasury 10 Year Note	(1,297)	09/20/2023	USD	(148,446)	(459)
U.S. Treasury 10 Year Ultra Note	(757)	09/20/2023	USD	(91,207)	(475)
U.S. Treasury Ultra Bond	(98)	09/20/2023	USD	(13,441)	(254)
U.S. Treasury 5 Year Note	(4,246)	09/29/2023	USD	(463,046)	(8)
(1,196)
(2,785)

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,612,221	$54,968	$1,667,189
Collateralized Mortgage Obligations	—	675,367	28,026	703,393
Commercial Mortgage-Backed Securities	—	227,572	—	227,572
Corporate Bonds	—	2,436,123	—	2,436,123
Mortgage-Backed Securities	—	514,739	—	514,739
U.S. Treasury Obligations	—	1,290,457	—	1,290,457
Short-Term Investments
Investment Companies	148,819	—	—	148,819
U.S. Treasury Obligations	—	92,475	—	92,475
Total Short-Term Investments	148,819	92,475	—	241,294
Total Investments in Securities	$148,819	$6,848,954	$82,994	$7,080,767
Depreciation in Other Financial Instruments
Futures Contracts	$(2,785)	$—	$—	$(2,785)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$40,155	$—	$642	$(1)	$17,251	$(5,492)	$7,075	$(4,662)	$54,968
Collateralized Mortgage Obligations	32,172	—	206	9	—	(4,361)	—	—	28,026
Total	$72,327	$—	$848	$8	$17,251	$(9,853)	$7,075	$(4,662)	$82,994

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $788.
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
$31,921	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (11.34%)
		Yield (Discount Rate of Cash Flows)	5.77% - 9.15% (6.28%)

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Asset-Backed Securities	31,921
	27,967	Discounted Cash Flow	Constant Prepayment Rate	35.00% - 90.00% (47.05%)
			Yield (Discount Rate of Cash Flows)	6.21% - 7.57% (6.73%)
Collateralized Mortgage Obligation	27,967
Total	$59,888

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2023, the value of these investments was $23,106. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.97% (a) (b)	$289,870	$983,419	$1,124,470	$—	$—	$148,819	148,819	$3,707	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.